UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             FORM ABS-15G
                        ASSET-BACKED SECURITIZER
                   REPORT PURSUANT TO SECTION 15G OF
                  THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X} Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012.


Date of Report (Date of earliest event reported): January 8, 2013

Commission File Number of Securitizer: 025-00549

Central Index Key Number of Securitizer: 0001542089


                             SCSP Corp.
        (Exact name of securitizer as specified in its charter)


                 Jonathan Woodland     (310) 772-6029
                 ------------------------------------

    Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ X ]



                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 8, 2013

                                              SCSP Corp.
                                              (Securitizer)

                                              By: /s/ Douglas S. Tymins
                                                  ---------------------

 	                                      Name: Douglas S. Tymins
 	                                      Title: President